Provisions - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee		Dec. 31, 2019 USD ($) employee		Dec. 31, 2018 USD ($)
Disclosure of other provisions [line items]
Actuarial gain (loss) included in comprehensive income	$ (33,000)	$ 79,000	[1]	$ (58,000)	[1]
Number of employees retired during the year | employee	0	0		1
Provisions	$ 2,137,000	$ 1,643,000		$ 1,571,000		$ 1,715,000
Effect of application of the IFRS IC decision on IAS 19 (Note 2.2)
Disclosure of other provisions [line items]
Actuarial gain (loss) included in comprehensive income		26,000		50,000
Provisions		13,000		(8,000)		$ (326,000)
Effect of application of the IFRS IC decision on IAS 19 (Note 2.2) | FRANCE
Disclosure of other provisions [line items]
Actuarial gain (loss) included in comprehensive income	$ (20,000)	$ 9,000		$ (93,000)

[1]	2019 and 2020 amounts restated to reflect the impact of application of the IFRS IC decision on IAS 19 as described in Note 2.2